UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2009

Date of reporting period: 05/31/2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

May 31, 2009

State Farm Associates' Funds Trust

SEMI-ANNUAL REPORT

To learn about electronic delivery of mutual funds documents and how to enroll, go to **statefarm.com**®, click on *Mutual Funds*, and then click on *Electronic Document Delivery*.

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

This report must be accompanied or preceded by a prospectus for the State Farm Associates’ Funds Trust.

Distributor: State Farm VP Management Corp.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-0740 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

SEMI - ANNUAL REPORT

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds® . Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2009 for the State Farm Associates’ Funds Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the Fund(s) you own. We encourage you to review and consider this entire report.

Market Review

The market environment of the 6-month period of December 1, 2008 through May 31, 2009 was quite volatile.

With indicators pointing to a deepening economic recession, U.S. equity markets declined, with large cap stocks (as measured by the S&P 500® Index1) falling -17.31% during the 3-month period ended February 28, 2009. During this time period, stresses in the financial sector prompted regulators in the U.S. to take actions intended to boost capital levels and increase liquidity in an effort to stabilize the credit markets. The Federal Reserve responded to the financial crisis with an easing of monetary policy, lowering the Fed Funds Rate to a target range of 0% to 0.25% in December 2008, where it remained as of the end of May 2009.

U.S. equity markets staged a broad rebound over the 3-month period of March 1, 2009 through May 31, 2009, as investors reacted positively to actual earnings results that exceeded analyst expectations and to increasing optimism that government intervention would help stabilize the U.S. financial system. The S&P 500 Index produced a positive total return of 25.83% for the final three months of the reporting period, which led to a positive total return of 4.05% for the S&P 500 Index over the entire 6-month period ended May 31, 2009.

Within the fixed-income markets, U.S. Treasuries advanced in early-December 2008 as the uncertainty surrounding the financial markets helped cause a “flight to safety,” driving prices on U.S. Treasuries higher and yields lower. However, beginning in late-December 2008, U.S. Treasury prices began to fall as yields increased across all maturities. The yield on 10-year U.S. Treasuries fell from 2.72% on December 1, 2008 to a low of 2.11% on December 30, 2008, before rising 136 basis points to end at 3.47% on May 31, 2009. Short-term yields rose less dramatically with 3-month U.S. Treasury yields rising 7 basis points from 0.07% on December 1, 2008, to 0.14% on May 31, 20092. In the municipal bond market, municipal bond yields fell across the maturity spectrum and bonds posted positive total returns during the 6-month reporting period ended May 31, 2009. Among major fixed income indices, the Barclays Capital 1-5 Year Treasury Index3 and the Barclays Capital Municipal Bond Index4 posted total returns of -0.13% and 9.03%, respectively, over the 6-month period ended May 31, 2009.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2008 through November 30, 2009 in the State Farm Associates’ Funds Trust Annual Report.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, and Prospectuses delivered electronically to your statefarm.com® Secure Mailbox rather than

[1]

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[2]

Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

[3]

Source: Barclays Capital Inc. The Barclays Capital 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[4]

Source: Barclays Capital Inc. The Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the State Farm Securities Response Center at 1-800-447-0740 for assistance.

Compensation Deduction or Automatic Investment Plan (AIP)5

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by contacting the State Farm Securities Response Center at 1-800-447-0740 for assistance.

State Farm Investment Management Corp. remains committed to a disciplined, long-term approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.

The past several months have remained challenging even for the most experienced investors. However, we believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Colleen Van Dyke

Vice President

State Farm Investment Management Corp.

[5]

Compensation deduction or an automatic investment plan does not assure a profit and does not protect against loss in declining markets. Compensation deduction or an automatic investment plan involves continuous investment in securities regardless of fluctuating prices. You should consider your financial ability to continue purchases through periods of high or low price levels.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of May 31, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Represents 9 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Credit Quality. Ratings by Moody’s Investor Services Inc., (“Moody’s”). Percentages are based on total investments as of May 31, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Includes all Advanced Refund Bonds.
***	Twenty-four securities were not rated by Moody’s. Two, representing 0.42% of total investments, were not rated by Standard & Poor’s, a Division of the McGraw-Hill Companies, Inc. (“S&P”). Two, representing 0.56% of total investments, were rated by S&P as AA+. Six, representing 1.82% of total investments, were rated by S&P as AAA. Seven, representing 1.40% of total investments, were rated by S&P as AA. Seven, representing 2.07% of total investments, were rated by S&P as AA-.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account (other than a SEP IRA, SIMPLE IRA or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the second business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account (other than a SEP IRA, SIMPLE IRA or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the second business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Annualized Expense Ratio Based on the Period December 1, 2008 to May 31, 2009	Expenses Paid During Period December 1, 2008 to May 31, 2009*
State Farm Growth Fund
Actual	1,000.00	1,004.12	0.13%	0.65
Hypothetical (5% return before expenses)	1,000.00	1,024.28	0.13%	0.66
State Farm Balanced Fund
Actual	1,000.00	1,026.89	0.14%	0.71
Hypothetical (5% return before expenses)	1,000.00	1,024.23	0.14%	0.71
State Farm Interim Fund
Actual	1,000.00	1,007.36	0.16%	0.80
Hypothetical (5% return before expenses)	1,000.00	1,024.13	0.16%	0.81
State Farm Municipal Bond Fund
Actual	1,000.00	1,079.26	0.16%	0.83
Hypothetical (5% return before expenses)	1,000.00	1,024.13	0.16%	0.81

*	Expenses are equal to the applicable Fund's annualized expense ratio (provided in the table) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (96.34%)
Agriculture, Foods, & Beverage (11.92%)
Archer-Daniels-Midland Co.	3,477,500	$95,700,800
Kellogg Co.	930,000	40,222,500
McCormick & Co. Inc.	428,600	13,080,872
Nestle SA ADR	1,142,000	41,441,581
PepsiCo Inc.	641,400	33,384,870
Sysco Corp.	1,109,800	26,590,808
The Coca-Cola Co.	1,027,300	50,502,068

		300,923,499

Banks (4.52%)
M&T Bank Corp.	213,400	10,670,000
Northern Trust Corp.	460,500	26,547,825
Popular Inc.	1,724,503	5,070,039
Suntrust Banks Inc.	334,600	4,406,682
Wells Fargo & Co.	2,643,100	67,399,050

		114,093,596

Building Materials & Construction (1.82%)
Vulcan Materials Co.	1,039,200	46,026,168

Chemicals (8.85%)
Air Products & Chemicals Inc.	830,000	53,767,400
E.I. du Pont de Nemours & Co.	496,104	14,124,081
International Flavors & Fragrances Inc.	561,000	17,895,900
Sigma-Aldrich Corp.	2,750,000	133,265,000
The Dow Chemical Co.	243,000	4,296,240

		223,348,621

Computer Software & Services (3.66%)
Automatic Data Processing Inc.	149,000	5,663,490
Microsoft Corp.	3,235,500	67,589,595
SAP AG	444,800	19,135,239

		92,388,324

Computers (6.55%)
Hewlett-Packard Co.	3,019,400	103,716,390
International Business Machines Corp.	580,000	61,642,400

		165,358,790

Consumer & Marketing (5.55%)
AptarGroup Inc.	677,405	21,006,329
Colgate-Palmolive Co.	436,300	28,773,985
The Procter & Gamble Co.	1,741,755	90,466,755

		140,247,069

Electronic/Electrical Manufacturing (6.23%)
Agilent Technologies Inc. (a)	548,071	9,991,334
Applied Materials Inc.	987,500	11,119,250
Emerson Electric Co.	692,600	22,225,534

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
General Electric Co.	3,848,900	$51,883,172
Intel Corp.	2,420,800	38,054,976
Linear Technology Corp.	1,023,400	23,957,794

		157,232,060

Health Care (10.87%)
Abbott Laboratories	847,500	38,188,350
Eli Lilly & Co.	997,000	34,466,290
Johnson & Johnson	2,481,600	136,885,056
Merck & Co. Inc.	675,700	18,635,806
Pfizer Inc.	3,047,300	46,288,487

		274,463,989

Machinery & Manufacturing (4.19%)
3M Co.	542,800	30,993,880
Caterpillar Inc.	843,400	29,906,964
HNI Corp.	1,439,200	24,970,120
Illinois Tool Works Inc.	617,700	19,945,533

		105,816,497

Media & Broadcasting (2.62%)
The Walt Disney Co.	2,728,640	66,087,661

Mining & Metals (3.44%)
BHP Billiton PLC	941,859	22,490,395
Nucor Corp.	531,200	23,324,992
Rio Tinto PLC ADR	226,800	41,150,592

		86,965,979

Oil & Gas (17.27%)
BG Group PLC	3,199,100	58,379,685
Bill Barrett Corp. (a)	1,032,400	35,132,572
BP PLC Sponsored ADR	626,392	31,006,404
Chevron Corp.	1,060,000	70,670,200
Devon Energy Corp.	212,204	13,419,781
Exxon Mobil Corp.	2,615,200	181,364,120
Royal Dutch Shell PLC ADR Class A	516,300	27,833,733
Spectra Energy Corp.	399,950	6,419,197
Tidewater Inc.	154,191	7,350,285
Woodside Petroleum Ltd.	130,310	4,525,365

		436,101,342

Retailers (2.64%)
Wal-Mart Stores Inc.	1,339,100	66,606,834

Telecom & Telecom Equipment (5.13%)
ADC Telecommunications Inc. (a)	257,142	1,810,279
AT&T Inc.	2,140,534	53,063,838
Cisco Systems Inc. (a)	1,640,100	30,341,850
Corning Inc.	1,284,600	18,883,620

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Nokia Corp. Sponsored ADR	557,000	$8,522,100
Verizon Communications Inc.	582,500	17,043,950

		129,665,637

Transportation (0.51%)
Burlington Northern Santa Fe Corp.	179,200	12,981,248

Utilities & Energy (0.57%)
Duke Energy Corp.	1,010,500	14,298,575

Total Common Stocks
(cost $1,345,277,286)		2,432,605,889

Short-term Investments (3.14%)
JPMorgan U.S. Government Money Market Fund	79,231,624	79,231,624

Total Short-term Investments
(cost $79,231,624)		79,231,624

TOTAL INVESTMENTS (99.48%)
(cost $1,424,508,910)		2,511,837,513
OTHER ASSETS, NET OF LIABILITIES (0.52%)		13,068,826

NET ASSETS (100.00%)		$2,524,906,339

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (52.35%)
Agriculture, Foods, & Beverage (6.67%)
Archer-Daniels-Midland Co.	940,561	$25,884,239
Campbell Soup Co.	26,000	720,720
Kellogg Co.	310,000	13,407,500
Nestle SA ADR	252,500	9,162,871
PepsiCo Inc.	110,100	5,730,705
Sysco Corp.	165,300	3,960,588
The Coca-Cola Co.	205,000	10,077,800
The Hershey Co.	51,300	1,806,786

		70,751,209

Banks (2.71%)
M&T Bank Corp.	37,700	1,885,000
Northern Trust Corp.	104,700	6,035,955
Popular Inc.	346,689	1,019,266
Suntrust Banks Inc.	54,300	715,131
Wells Fargo & Co.	747,600	19,063,800

		28,719,152

Building Materials & Construction (0.80%)
Lafarge SA (a)	14,600	990,271
Lafarge SA - New (a)	6,738	424,778
Vulcan Materials Co.	160,200	7,095,258

		8,510,307

Chemicals (4.41%)
Air Products & Chemicals Inc.	230,000	14,899,400
E.I. du Pont de Nemours & Co.	108,705	3,094,832
International Flavors & Fragrances Inc.	120,000	3,828,000
Sigma-Aldrich Corp.	491,000	23,793,860
The Dow Chemical Co.	69,000	1,219,920

		46,836,012

Computer Software & Services (1.55%)
Automatic Data Processing Inc.	30,000	1,140,300
Microsoft Corp.	625,400	13,064,606
SAP AG	52,800	2,271,449

		16,476,355

Computers (3.96%)
Hewlett-Packard Co.	754,000	25,899,900
International Business Machines Corp.	152,100	16,165,188

		42,065,088

Consumer & Marketing (2.80%)
AptarGroup Inc.	113,100	3,507,231
Colgate-Palmolive Co.	21,200	1,398,140
The Procter & Gamble Co.	477,700	24,811,738

		29,717,109

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (2.97%)
Agilent Technologies Inc. (a)	143,787	$2,621,237
Applied Materials Inc.	182,000	2,049,320
Emerson Electric Co.	78,800	2,528,692
General Electric Co.	796,300	10,734,124
Intel Corp.	592,500	9,314,100
KLA-Tencor Corp.	45,100	1,217,700
Linear Technology Corp.	130,100	3,045,641

		31,510,814

Health Care (5.71%)
Abbott Laboratories	92,000	4,145,520
Allergan Inc.	154,800	6,831,324
Eli Lilly & Co.	212,000	7,328,840
Johnson & Johnson	417,700	23,040,332
Medtronic Inc.	21,600	741,960
Merck & Co. Inc.	144,100	3,974,278
Pfizer Inc.	960,000	14,582,400

		60,644,654

Machinery & Manufacturing (2.21%)
3M Co.	124,600	7,114,660
Caterpillar Inc.	262,400	9,304,704
HNI Corp.	160,000	2,776,000
Illinois Tool Works Inc.	130,600	4,217,074

		23,412,438

Media & Broadcasting (2.94%)
Lee Enterprises Inc. Class A	42,000	42,000
Lee Enterprises Inc. Class B (b)	42,000	42,000
The Walt Disney Co.	1,065,995	25,818,399
Thomson Reuters PLC ADR	32,069	5,266,692

		31,169,091

Mining & Metals (3.19%)
Newmont Mining Corp.	29,200	1,427,004
Nucor Corp.	436,800	19,179,888
Rio Tinto PLC ADR	73,250	13,290,480

		33,897,372

Oil & Gas (7.84%)
BG Group PLC	256,800	4,686,288
Bill Barrett Corp. (a)	100,000	3,403,000
BP PLC Sponsored ADR	115,786	5,731,407
Chevron Corp.	288,000	19,200,960
Devon Energy Corp.	76,170	4,816,991
Exxon Mobil Corp.	448,000	31,068,800
Royal Dutch Shell PLC ADR Class A	216,400	11,666,124
Spectra Energy Corp.	62,950	1,010,347

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Woodside Petroleum Ltd.	$47,195	$1,638,973

		83,222,890

Retailers (1.30%)
Wal-Mart Stores Inc.	276,700	13,763,058

Telecom & Telecom Equipment (2.72%)
ADC Telecommunications Inc. (a)	147,542	1,038,696
AT&T Inc.	533,359	13,221,969
Cisco Systems Inc. (a)	282,800	5,231,800
Corning Inc.	372,300	5,472,810
Nokia Corp. Sponsored ADR	144,900	2,216,970
Verizon Communications Inc.	57,800	1,691,228

		28,873,473

Transportation (0.28%)
Burlington Northern Santa Fe Corp.	41,500	3,006,260

Utilities & Energy (0.29%)
Duke Energy Corp.	217,000	3,070,550

Total Common Stocks
(cost $297,163,477)		555,645,832

Corporate Bonds (24.19%)
Aerospace/Defense (0.10%)
Lockheed Martin Corp.
4.121%, 03/104/2013	1,000,000	1,020,419

Agriculture, Foods, & Beverage (2.80%)
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	1,000,000
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	2,999,115
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,202,311
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,063,905
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,197,994
Hershey Co.
5.300%, 09/01/2011	500,000	534,952
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,106,574
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,151,332
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,084,847

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
General Mills Inc.
5.650%, 09/10/2012	$2,000,000	$2,137,202
Kellogg Co.
5.125%, 12/03/2012	500,000	530,525
Sysco Corp.
4.200%, 02/12/2013	1,000,000	1,018,035
Kellogg Co.
4.250%, 03/06/2013	1,000,000	1,025,889
Hershey Co.
5.000%, 004/01/2013	500,000	523,835
General Mills Inc.
5.200%, 03/17/2015	500,000	519,861
Bottling Group LLC
5.500%, 004/01/2016	1,000,000	1,037,732
Hershey Co.
5.450%, 09/01/2016	500,000	492,935
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,043,689
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,094,008
Sysco Corp.
5.250%, 02/12/2018	1,000,000	985,055
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,006,467

		29,756,263

Automotive (0.05%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	516,991

Banks (1.80%)
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	996,356
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	1,032,473
Wachovia Corp.
5.350%, 03/15/2011	750,000	771,527
Charter One Bank FSB
5.500%, 004/26/2011	1,500,000	1,492,923
Bank of America Corp.
5.375%, 08/15/2011	500,000	511,221
Bank of New York Mellon Corp.
5.125%, 11/01/2011	500,000	517,596
Bank of America Corp.
5.375%, 09/11/2012	500,000	484,791
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,534,662
Deutsche Bank AG London
5.375%, 10/12/2012	1,500,000	1,555,159
SunTrust Banks Inc.
5.250%, 11/05/2012	1,000,000	955,000

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp.
4.500%, 004/01/2013	$500,000	$506,052
Wachovia Corp.
5.700%, 08/01/2013	750,000	770,273
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	515,855
US Bank NA
4.950%, 10/30/2014	1,500,000	1,512,190
Wachovia Bank NA
5.600%, 03/15/2016	750,000	656,062
Bank of America NA
6.000%, 06/15/2016	1,000,000	872,319
5.300%, 03/15/2017	500,000	424,367
Wachovia Corp.
5.750%, 06/15/2017	750,000	716,905
Deutsche Bank AG London
6.000%, 09/01/2017	1,500,000	1,507,536
Suntrust Banks Inc.
6.000%, 09/11/2017	1,000,000	850,966
Wachovia Bank NA
6.000%, 11/15/2017	500,000	469,599
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	475,882

		19,129,714

Building Materials & Construction (0.05%)
Cooper Industries Inc.
5.450%, 004/01/2015	500,000	500,524

Chemicals (0.86%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,023,808
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,013,047
E.I. du Pont de Nemours and Co.
4.875%, 004/30/2014	3,000,000	3,143,073
Praxair Inc.
4.625%, 03/30/2015	1,000,000	998,822
5.375%, 11/01/2016	1,000,000	980,793

		9,159,543

Commercial Service/Supply (0.05%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	502,566

Computers (0.35%)
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,594,989
4.500%, 03/01/2013	1,000,000	1,038,135

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (Cont.)
International Business Machines Corp.
5.700%, 09/104/2017	$1,000,000	$1,052,444

		3,685,568

Consumer & Marketing (1.33%)
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,059,190
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,231,924
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,131,178
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	973,669
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,617,038
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,020,797
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,037,377

		14,071,173

Electronic/Electrical Manufacturing (0.14%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,027,384
5.250%, 10/15/2018	500,000	510,352

		1,537,736

Financial Services (1.95%)
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,070,346
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,127,095
Citigroup Inc.
4.625%, 08/03/2010	1,000,000	999,193
HSBC Finance Corp.
5.700%, 06/01/2011	1,000,000	1,009,697
JPMorgan Chase Bank NA
5.600%, 06/01/2011	1,000,000	1,053,896
Wells Fargo Financial
6.125%, 004/18/2012	2,000,000	2,052,448
Citigroup Inc.
5.300%, 10/17/2012	1,000,000	958,776
Simon Property Group Inc.
5.300%, 05/30/2013	2,500,000	2,409,545
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	483,155
Citigroup Inc.
5.300%, 01/07/2016	1,000,000	866,770
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	483,819

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
General Electric Capital Corp.
5.375%, 10/20/2016	$500,000	$487,112
5.400%, 02/15/2017	500,000	461,301
John Deere Capital Corp.
5.500%, 004/13/2017	1,000,000	980,826
Citigroup Inc.
6.000%, 08/15/2017	1,000,000	889,502
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	480,147
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,441,024
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	477,526

		20,732,178

Health Care (3.01%)
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,042,363
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,046,062
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,025,829
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	532,445
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,206,332
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,098,542
AstraZeneca PLC
5.400%, 09/15/2012	750,000	808,162
Abbott Laboratories
5.150%, 11/30/2012	500,000	541,049
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,071,178
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,064,113
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,054,034
GlaxoSmithKline
4.375%, 004/15/2014	3,000,000	3,075,870
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,158,668
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,143,236
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,030,374
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,038,100
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,071,265
AstraZeneca PLC
5.900%, 09/15/2017	750,000	800,655

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Abbott Laboratories
5.600%, 11/30/2017	$500,000	$531,568
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	518,909
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,039,097
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,050,878

		31,948,729

Machinery & Manufacturing (2.16%)
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,047,448
3M Co.
5.125%, 11/06/2009	3,000,000	3,061,944
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,147,117
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,162,180
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,136,064
Eaton Corp.
4.900%, 05/15/2013	500,000	501,804
3M Co.
4.375%, 08/15/2013	1,000,000	1,045,736
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	930,284
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,417,312
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,024,252
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,541,328
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,008,940
Caterpillar Financial Services Corp.
5.450%, 004/15/2018	1,000,000	915,891

		22,940,300

Media & Broadcasting (0.40%)
The Walt Disney Co.
5.700%, 07/15/2011	2,000,000	2,154,250
4.700%, 12/01/2012	1,000,000	1,052,722
6.000%, 07/17/2017	1,000,000	1,070,242

		4,277,214

Mining & Metals (0.70%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,008,582
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	525,888

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
BHP Finance USA
5.250%, 12/15/2015	$2,000,000	$2,028,818
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	510,082
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	1,777,042
5.870%, 02/23/2022	756,000	559,300

		7,409,712

Oil & Gas (1.49%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,500,000	1,544,776
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,157,326
ConocoPhillips Canada
5.300%, 004/15/2012	500,000	533,506
ConocoPhillips Australia Funding Co.
5.500%, 004/15/2013	2,000,000	2,143,032
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	504,163
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,034,450
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	955,987
ConocoPhillips
5.200%, 05/15/2018	1,000,000	991,512
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,053,208
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	2,903,814

		15,821,774

Retailers (1.83%)
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,034,752
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	2,035,678
McDonald’s Corp.
6.000%, 004/15/2011	3,000,000	3,208,764
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,139,356
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,076,597
Target Corp.
5.125%, 01/15/2013	500,000	517,409
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,013,656
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	980,973
Target Corp.
5.875%, 07/15/2016	1,300,000	1,331,736

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Lowe’s Companies Inc.
5.400%, 10/15/2016	$1,000,000	$1,018,861
Target Corp.
5.375%, 05/01/2017	1,500,000	1,486,776
6.000%, 01/15/2018	500,000	512,891
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,076,236

		19,433,685

Telecom & Telecom Equipment (1.52%)
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,030,054
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,589,180
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,141,984
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,177,186
Telstra Corp. Ltd.
6.375%, 004/01/2012	2,000,000	2,002,176
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,132,940
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	510,630
5.500%, 02/15/2018	500,000	501,085

		16,085,235

Transportation (0.20%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,062,109
5.500%, 01/15/2018	1,000,000	1,043,846

		2,105,955

Utilities & Energy (3.40%)
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,116,532
Interstate Power & Light Co.
6.750%, 03/15/2011	2,000,000	2,059,392
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,249,642
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,169,878
Pacificorp
6.900%, 11/15/2011	2,000,000	2,203,668
Commonwealth Edison Co.
5.400%, 12/15/2011	1,000,000	1,035,030
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,132,600
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,062,880
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,562,190

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison Co.
4.700%, 004/15/2015	$1,000,000	$940,340
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,048,012
Union Electric Co.
5.400%, 02/01/2016	2,000,000	1,890,956
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,011,270
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,047,877
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	523,965
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,556,910
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,023,358
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,002,196
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	492,630
Ameren Union Electric
6.000%, 004/01/2018	1,000,000	968,850
Consolidated Edison Co. NY
5.850%, 004/01/2018	500,000	522,120
Duke Energy Carolinas
5.100%, 004/15/2018	1,000,000	1,009,385
Public Service Electric and
Gas Co.
5.300%, 05/01/2018	500,000	511,850

		36,141,531

Total Corporate Bonds
(cost $250,231,051)		256,776,810

Foreign Government Bonds (0.24%)
Province of New Brunswick (Canada)
5.20%, 02/21/17	2,500,000	2,552,835

Total Foreign Government Bonds
(cost $2,492,453)		2,552,835

Government Agency Securities (0.10%) (c)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,081,006

Total Government Agency Securities
(cost $993,212)		1,081,006

	Shares or principal amount	Value
U.S. Treasury Obligations (17.57%)
U.S. Treasury Notes
5.750%, 08/15/2010	$5,000,000	$5,312,305
5.000%, 08/15/2011	5,000,000	5,441,015
4.875%, 02/15/2012	10,000,000	10,974,220
4.375%, 08/15/2012	6,000,000	6,535,782
3.875%, 02/15/2013	10,000,000	10,771,090
3.625%, 05/15/2013	10,000,000	10,678,910
4.250%, 08/15/2013	10,000,000	10,922,660
4.250%, 11/15/2013	10,000,000	10,893,750
4.000%, 02/15/2014	10,000,000	10,780,470
4.250%, 11/15/2014	20,000,000	21,812,500
4.000%, 02/15/2015	15,000,000	16,091,010
4.125%, 05/15/2015	20,000,000	21,576,560
5.125%, 05/15/2016	20,000,000	22,657,820
4.625%, 02/15/2017	20,000,000	22,037,500

Total U.S. Treasury Obligations
(cost $169,844,775)		186,485,592

Short-term Investments (4.75%)
JPMorgan U.S. Government Money Market Fund	50,421,299	50,421,299

Total Short-term Investments
(cost $50,421,299)		50,421,299

TOTAL INVESTMENTS (99.20%)
(cost $771,146,267)		1,052,963,374
OTHER ASSETS, NET OF LIABILITIES (0.80%)		8,472,598

NET ASSETS (100.00%)		$1,061,435,972

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At May 31, 2009, the fair value of this security amounted to $42,000 or 0.004% of net assets.

(c)	The obligations of this U.S. Government-sponsored entity are neither issued nor guaranteed by the United States Treasury.

ADR - American Depository Receipts

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (24.19%) (a)
Banks (13.88%)
Regions Bank
2.750%, 12/10/2010	$5,000,000	$5,107,560
Bank of America NA
1.700%, 12/23/2010	5,000,000	5,047,555
Suntrust Bank
3.000%, 11/16/2011	5,000,000	5,185,400
HSBC USA Inc.
3.125%, 12/16/2011	5,000,000	5,197,575
Morgan Stanley
2.250%, 03/13/2012	5,000,000	5,064,750
US Bancorp
2.250%, 03/13/2012	5,000,000	5,063,390
Bank of America Corp.
2.100%, 004/30/2012	5,000,000	5,036,445
3.125%, 06/15/2012	5,000,000	5,186,840
Key Bank NA
3.200%, 06/15/2012	5,000,000	5,187,350
Wells Fargo & Co.
2.125%, 06/15/2012	3,000,000	3,017,838

		49,094,703

Financial Services (10.31%)
JP Morgan Chase & Co.
2.625%, 12/01/2010	5,000,000	5,119,175
General Electric Capital Corp.
1.625%, 01/07/2011	5,000,000	5,047,665
Goldman Sachs Group Inc.
2.150%, 03/15/2012	5,000,000	5,067,265
Citigroup Funding Inc.
2.000%, 03/30/2012	5,000,000	5,026,195
Citigroup Inc.
2.125%, 004/30/2012	5,000,000	5,041,385
John Deere Capital Corp.
2.875%, 06/19/2012	3,000,000	3,092,847
PNC Funding Corp.
2.300%, 06/22/2012	3,000,000	3,037,440
JP Morgan Chase & Co.
2.125%, 12/26/2012	5,000,000	5,013,355

		36,445,327

Total Corporate Bonds
(cost $84,105,188)		85,540,030

U.S. Treasury Obligations (64.26%)
U.S. Treasury Notes
6.000%, 08/15/2009	11,000,000	11,130,625
6.500%, 02/15/2010	15,000,000	15,643,365
4.000%, 004/15/2010	10,000,000	10,310,940

	Shares or principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
5.750%, 08/15/2010	$10,000,000	$10,624,610
5.000%, 02/15/2011	10,000,000	10,717,970
5.000%, 08/15/2011	6,000,000	6,529,218
4.500%, 09/30/2011	10,000,000	10,784,380
4.625%, 10/31/2011	10,000,000	10,836,720
4.875%, 02/15/2012	10,000,000	10,974,220
4.500%, 04/30/2012	10,000,000	10,902,340
4.875%, 06/30/2012	10,000,000	11,042,970
3.375%, 11/30/2012	10,000,000	10,617,970
3.875%, 02/15/2013	20,000,000	21,542,180
3.625%, 05/15/2013	10,000,000	10,678,910
4.250%, 08/15/2013	10,000,000	10,922,660
3.125%, 09/30/2013	15,000,000	15,664,455
4.000%, 02/15/2014	10,000,000	10,780,470
4.750%, 05/15/2014	10,000,000	11,131,250
4.250%, 08/15/2014	10,000,000	10,904,690
4.250%, 11/15/2014	5,000,000	5,453,125

Total U.S. Treasury Obligations
(cost $216,937,063)		227,193,068

Short-term Investments (10.75%)
JPMorgan U.S. Government Money Market Fund	37,989,289	37,989,289

Total Short-term Investments
(cost $37,989,289)		37,989,289

TOTAL INVESTMENTS (99.20%)
(cost $339,031,540)		350,722,387
OTHER ASSETS, NET OF LIABILITIES (0.80%)		2,840,867

NET ASSETS (100.00%)		$353,563,254

(a)	These securities are guaranteed under the FDIC’s Temporary Liquidity Guarantee Program.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (98.89%) (b)
Alabama (1.01%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aa3		$2,000,000	$2,209,180
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa3		2,000,000	2,192,540
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa3		985,000	851,296

						5,253,016

Alaska (2.20%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	A1		2,000,000	2,369,960
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	Baa1	(c)	585,000	604,352
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	Baa1	(c)	295,000	307,186
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA		1,000,000	1,036,190
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	Baa1	(c)	645,000	664,705
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	Baa1	(c)	1,110,000	1,155,244
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa3		1,000,000	997,280
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds (d)	5.500%	07/01/2025	Aa2		1,190,000	1,276,049
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds 2008 Series B	5.250%	12/01/2029	Aa2		3,000,000	3,022,470

						11,433,436

Arizona (1.84%)
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A+		1,200,000	1,205,988
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+		2,500,000	2,668,525
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA		900,000	978,462
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	Aa3		525,000	562,711
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa3		2,500,000	2,562,900
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA		1,500,000	1,603,470

						9,582,056

Arkansas (3.30%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2		5,000,000	5,468,400
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2		2,000,000	2,169,400
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds	4.000%	06/01/2015	A1		960,000	971,501
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1		1,020,000	1,020,724
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aa3		1,295,000	1,295,078

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	$1,110,000	$1,110,633
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,155,370
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,366,609
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	A1	100,000	107,152
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	A1	335,000	356,835
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	Aa3	1,500,000	1,600,140
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	A1	500,000	521,070

					17,142,912

California (6.69%)
State of California, Various Purpose, General Obligation Bonds (Prerefunded 02-01-2012 @ 100) (e)	5.000%	02/01/2014	Aaa	2,600,000	2,855,814
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (e)	5.000%	07/01/2015	AAA	1,000,000	1,136,230
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aa2	1,515,000	1,717,025
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A2	3,000,000	3,183,780
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A2	3,250,000	3,344,380
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aa2	1,355,000	1,455,311
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A2	5,000,000	5,171,250
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aa3	1,560,000	1,657,266
Desert Water Agency Financing Corporation (Water System Improvement Project), Series 2007	4.500%	05/01/2021	AA	740,000	728,582
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	731,569
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,181,936
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	3,011,766
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	796,214
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	AA-	1,685,000	1,696,525
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,449,422
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	819,489
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	605,072
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa2	1,555,000	1,650,073

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	$1,000,000	$1,010,400
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	Aa3	600,000	606,618

					34,808,722

Colorado (3.81%)
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity) (e)	5.500%	12/15/2009	Aa2	500,000	513,570
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,866,965
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aa3	1,750,000	1,890,245
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (e)	5.250%	12/15/2013	AAA	1,250,000	1,378,250
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (e)	5.500%	12/01/2014	Aa3	1,135,000	1,258,136
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01 -2011 @ 100) (e)	5.250%	12/01/2014	Aa3	1,365,000	1,506,496
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	510,000	583,838
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (e)	5.500%	12/01/2015	Aa3	1,170,000	1,296,933
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,826,686
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,018,420
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	600,000	652,344
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa3	1,500,000	1,508,775
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa3	1,465,000	1,461,498
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa3	2,000,000	2,034,720

					19,796,876

Connecticut (1.92%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (e)	5.125%	11/15/2016	Aa3	5,000,000	5,443,200
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aa3	600,000	650,820
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,028,744
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,853,586

					9,976,350

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Delaware (0.23%)
State of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa		$1,125,000	$1,178,246

Florida (4.44%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1		4,910,000	5,234,600
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Seventeen	5.000%	10/01/2018	AA-		4,000,000	4,102,160
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa3		2,025,000	2,106,972
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006B	4.500%	07/01/2020	Baa1	(f)	1,220,000	1,141,883
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series D	4.375%	06/01/2021	Aa1		1,000,000	1,029,580
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA		1,000,000	1,049,770
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	Baa1	(f)	1,500,000	1,448,745
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-		1,820,000	1,864,536
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1		3,000,000	3,055,950
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa3		2,000,000	2,035,680

						23,069,876

Georgia (3.92%)
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa		2,090,000	2,109,897
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa		2,000,000	2,192,800
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa		2,950,000	3,299,339
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (e)	5.750%	03/01/2012	Aaa		50,000	56,007
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa		3,000,000	3,404,640
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (e)	5.125%	05/01/2014	Aaa		4,200,000	4,659,984
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	Aa3		1,000,000	1,101,440
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	Aa1		1,000,000	1,067,500
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A2		2,300,000	2,512,612

						20,404,219

Hawaii (1.49%)
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	Aa2		2,945,000	3,206,722
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (e)	6.375%	03/01/2011	Aa2		55,000	60,058
City and County of Honolulu, General Obligation Bonds, Series 2005F	5.000%	07/01/2026	Aa2		2,140,000	2,226,264
State of Hawaii, Highway Revenue Bonds, Series 2008	5.750%	01/01/2027	Aa3		2,000,000	2,271,040

						7,764,084

Idaho (0.55%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A		1,690,000	1,813,421

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (Cont.)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	Aa2		$1,000,000	$1,068,230

						2,881,651

Illinois (2.96%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1		3,750,000	4,282,350
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	A1		2,000,000	2,214,740
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aa3		1,045,000	1,141,621
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aa3		1,100,000	1,192,345
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aa3		900,000	915,570
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	A3		1,650,000	1,738,622
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	A1		1,360,000	1,395,863
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds, Series B of 2006	4.375%	12/01/2020	Aa2		1,465,000	1,504,086
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	A1		1,000,000	1,007,700

						15,392,897

Indiana (1.41%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Baa1	(g)	2,635,000	2,848,567
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aa3		1,665,000	1,786,212
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O	5.250%	07/01/2022	Aa2		500,000	538,580
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O	5.250%	07/01/2023	Aa2		1,060,000	1,132,324
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	Aa3		1,000,000	1,037,960

						7,343,643

Iowa (2.60%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa2		990,000	1,086,060
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa2		975,000	1,060,517
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	A1		520,000	546,952
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aa1		850,000	915,221
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	A3		1,200,000	1,233,648
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	Aa2		1,775,000	1,843,621
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	Aa2		1,750,000	1,801,607

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009 (d)	5.000%	06/01/2027	Aa2	$2,000,000	$2,003,920
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	Aa2	1,950,000	2,009,397
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa3	1,000,000	1,023,700

					13,524,643

Kansas (5.10%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001 (Prerefunded to 11/01/2011 @ 100) (e)	5.000%	11/01/2014	Aa3	2,790,000	2,956,200
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,350,580
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,220,000	1,321,162
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aa3	1,000,000	1,010,230
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	A1	1,300,000	1,302,431
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	A2	670,000	714,046
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	A3	1,000,000	1,076,710
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aa3	910,000	990,062
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa2	980,000	1,031,773
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,062,190
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa3	890,000	920,207
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,703,647
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,000,552
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,161,172
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,298,441
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,333,464
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	Aa3	1,550,000	1,600,112
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	Aa3	1,630,000	1,675,819

					26,508,798

Kentucky (1.55%)
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,702,196
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,783,198
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa3	1,275,000	1,364,071
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa2	1,565,000	1,635,128

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (Cont.)
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3		$1,500,000	$1,596,660

						8,081,253

Louisiana (1.56%)
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	A1		4,000,000	4,196,520
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	Baa1	(h)	1,340,000	1,420,735
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa3		405,000	420,398
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A1		2,000,000	2,062,680

						8,100,333

Maine (1.16%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa1		100,000	108,138
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa1		3,515,000	3,766,463
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	Aa3		2,100,000	2,143,953

						6,018,554

Maryland (1.57%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa		430,000	503,440
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa		1,050,000	1,148,794
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aa1		455,000	486,445
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa		2,000,000	2,216,800
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa2		2,140,000	2,207,988
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa3		1,500,000	1,597,530

						8,160,997

Massachusetts (1.33%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3		1,135,000	1,250,759
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01 -2013 @ 100) (e)	5.250%	08/01/2017	Aa2		5,000,000	5,647,700

						6,898,459

Michigan (1.19%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A (Escrowed to maturity) (e)	5.500%	11/01/2009	Aa3		2,040,000	2,081,820
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aa3		1,000,000	1,000,620
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aa3		1,000,000	1,000,550
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	Aa2		2,000,000	2,124,500

						6,207,490

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Minnesota (0.12%)
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aa2	$615,000	$633,782

Mississippi (2.45%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,274,680
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,334,140
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aa3	1,585,000	1,616,843
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	Aa3	1,000,000	1,064,270
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa3	475,000	497,387
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa3	525,000	549,743
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa3	500,000	525,055
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa3	400,000	420,044
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	Aa3	2,290,000	2,427,652
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	Aa3	1,000,000	1,051,940

					12,761,754

Missouri (3.59%)
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001 (Prerefunded to 02-01 -2012 @ 100) (e)	5.125%	02/01/2016	Aaa	2,050,000	2,255,533
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,945,423
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,137,083
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	556,050
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,584,349
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,149,910
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa2	5,750,000	5,970,570
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,098,040

					18,696,958

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (0.10%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	Aa2	$490,000	$537,868

Nebraska (3.70%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (e)	6.150%	02/01/2012	Aa2	4,505,000	4,851,930
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	AA	2,500,000	2,751,275
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	A	3,000,000	3,211,950
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aa1	2,140,000	2,334,804
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aa1	2,140,000	2,306,107
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa3	1,565,000	1,617,475
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	Aa3	2,120,000	2,147,178

					19,220,719

New Hampshire (1.25%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	574,143
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,852,944
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	Aa2	1,405,000	1,486,897
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	Aa3	1,500,000	1,577,910

					6,491,894

New Jersey (2.03%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,944,580
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	A1	1,230,000	1,287,318
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,302,136

					10,534,034

New Mexico (0.94%)
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	AA-	1,365,000	1,440,307
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	AA-	1,320,000	1,382,845
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	Aa2	2,000,000	2,072,980

					4,896,132

New York (1.48%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,128,280
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aa3	1,000,000	1,046,920
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,124,520
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	725,281

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	$625,000	$646,756
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,008,790

					7,680,547

North Carolina (0.60%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa2	855,000	914,243
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	A	545,000	558,467
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa3	1,555,000	1,625,519

					3,098,229

North Dakota (0.65%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,079,824
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,319,570

					3,399,394

Ohio (3.00%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,127,860
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aa1	1,375,000	1,463,055
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001 (Prerefunded to 06-01 -2011) (e)	5.250%	12/01/2013	Aa2	1,405,000	1,524,369
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (e)	5.000%	12/01/2013	Aa1	1,900,000	2,077,897
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (e)	5.000%	12/01/2016	Aa1	1,140,000	1,228,886
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,530,775
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,669,381

					15,622,223

Oklahoma (1.40%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,719,110
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,362,533
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	Aa2	1,485,000	1,543,776
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	2,725,000	2,630,361

					7,255,780

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (4.04%)
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (e)	5.500%	06/15/2014	Aa2		$3,500,000	$3,813,250
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (e)	5.500%	06/15/2014	Aa3		1,880,000	2,050,253
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (e)	5.250%	06/15/2015	AAA		3,540,000	3,951,206
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2		2,135,000	2,450,211
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	A1		500,000	530,295
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aa2		1,625,000	1,756,040
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2		570,000	583,156
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2025	Aa2		745,000	844,137
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2026	Aa2		670,000	749,877
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2027	Aa2		750,000	833,985
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	Aa2		1,335,000	1,357,108
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	Aa2		2,000,000	2,103,100

						21,022,618

Pennsylvania (1.95%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2		2,000,000	2,125,900
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Baa1	(i)	1,070,000	1,135,206
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Baa1	(i)	1,010,000	1,058,329
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR		1,030,000	1,096,641
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Baa1	(i)	1,160,000	1,218,893
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR		1,000,000	1,061,180
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2006	4.375%	11/15/2021	Aaa		2,300,000	2,446,464

						10,142,613

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Rhode Island (0.20%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa3	$1,000,000	$1,047,480

South Carolina (1.82%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,762,419
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA	1,800,000	1,866,780
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	A1	1,800,000	1,800,702
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A3	1,000,000	1,036,940
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	826,016
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	1,130,000	1,179,596

					9,472,453

South Dakota (0.27%)
Harrisburg School District No. 41 -2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aa3	1,370,000	1,386,248

Tennessee (3.11%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aaa	2,335,000	2,563,153
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,081,844
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	3,042,286
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aa3	2,115,000	2,200,383
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	Aa2	2,000,000	2,133,080
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	Aa1	1,050,000	1,088,083
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,041,420

					16,150,249

Texas (3.72%)
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,105,540
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (e)	5.750%	02/01/2012	Aa1	1,200,000	1,241,280
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,171,301
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	750,000	752,745
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AAA	1,535,000	1,688,700
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aaa	490,000	526,211
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aaa	470,000	500,832

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	Baa1	(c)	$375,000	$403,418
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	Baa1	(c)	395,000	421,504
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	Aaa		1,165,000	1,193,869
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1		3,000,000	3,157,410
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	A1		1,000,000	1,065,870
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AAA		1,000,000	1,029,370
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA-		1,000,000	1,026,820
Conroe Independent School District, (A political subdivision of the State of Texas located Within Montgomery County, Texas), Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa3		1,000,000	1,041,010

						19,325,880

Utah (0.88%)
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aaa		2,375,000	2,554,740
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3		1,970,000	2,005,795

						4,560,535

Virginia (2.20%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1		2,000,000	2,142,300
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa3		1,020,000	1,072,081
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa		2,540,000	2,719,756
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006	4.125%	12/01/2020	Aaa		2,100,000	2,224,215
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A	4.750%	08/01/2026	Aa1		1,000,000	1,031,790
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008	6.250%	12/01/2026	A1		2,000,000	2,274,640

						11,464,782

Washington (4.24%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1		2,035,000	2,173,258
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA+		3,650,000	3,842,756
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (e)	5.750%	10/01/2012	Aa1		50,000	54,018
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2		2,495,000	2,521,148
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aa2		705,000	759,567

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aa1	$1,000,000	$1,100,080
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aa2	740,000	790,549
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	A1	565,000	592,713
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	AA-	1,325,000	1,510,752
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	Aa1	1,000,000	1,050,020
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	Aa1	2,000,000	2,142,000
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	A1	500,000	519,955
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa2	3,500,000	3,469,235
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,542,945

					22,068,996

West Virginia (0.50%)
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A1	2,500,000	2,584,800

Wisconsin (2.48%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,646,675
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	630,000	643,413
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (e)	5.375%	01/01/2016	NR	2,985,000	3,285,948
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	560,243
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	A1	1,000,000	1,034,290
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa3	800,000	867,088
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa3	2,335,000	2,437,553
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa3	300,000	321,732
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa3	1,000,000	1,104,440

					12,901,382

Wyoming (0.34%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA-	1,700,000	1,794,402

Total Long-term Municipal Bonds
(cost $492,045,055)					514,280,263

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares	Value
Short-term Investments (0.44%)
JPMorgan Tax Free Money Market Fund				2,301,199	$2,301,199

Total Short-term Investments
(cost $2,301,199)					2,301,199

TOTAL INVESTMENTS (99.33%)
(cost $494,346,254)					516,581,462
OTHER ASSETS, NET OF LIABILITIES (0.67%)					3,497,848

NET ASSETS (100.00%)					$520,079,310

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 11.12% Advanced Refund Bonds, 45.30% General Obligation Bonds and 43.58% Municipal Revenue Bonds.

(c)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA.

(d)	Securities purchased on a “when-issued” basis.

(e)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(f)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Neither Moody’s or S&P rated the underlying security.

(g)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA+.

(h)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at A+.

(i)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at A.

NR - Not Rated

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2009

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,424,508,910	771,146,267	339,031,540	494,346,254

Investments in securities at market value	$2,511,837,513	1,052,963,374	350,722,387	516,581,462
Receivable for:
Dividends and interest	11,044,730	7,472,729	2,903,985	7,130,650
Shares of the Fund sold	2,763,666	1,248,601	695,309	153,331
Prepaid expenses	91,518	35,892	14,782	21,217

Total assets	2,525,737,427	1,061,720,596	354,336,463	523,886,660

Liabilities and Net Assets
Distributions to shareowners	—	—	18,233	386,840
Payable for:
Shares of the Fund redeemed	523,554	130,622	683,096	58,016
Securites purchased	—	—	—	3,263,690
Due to affiliates	229,696	108,027	41,055	59,894
Accrued liabilities	77,838	45,975	30,825	38,910

Total liabilities	831,088	284,624	773,209	3,807,350

Net assets applicable to shares outstanding of common stock	$2,524,906,339	1,061,435,972	353,563,254	520,079,310

Fund shares outstanding (no par value, unlimited number of shares authorized)	60,409,858	22,622,342	34,532,716	60,490,143
Net asset value, offering price and redemption price per share	$41.80	46.92	10.24	8.60

Analysis of Net Assets
Paid in capital	$1,478,248,570	765,309,171	344,210,937	497,241,636
Accumulated net realized gain (loss)	(74,752,958)	(2,818,795)	(2,338,530)	602,466
Net unrealized appreciation	1,087,328,997	281,817,511	11,690,847	22,235,208
Undistributed net investment income	34,081,730	17,128,085	—	—

Net assets applicable to shares outstanding	$2,524,906,339	1,061,435,972	353,563,254	520,079,310

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2009

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$39,855,089	9,188,524	—	—
Interest	133,645	11,473,110	4,854,925	—
Tax-exempt interest	—	—	—	11,142,736

	39,988,734	20,661,634	4,854,925	11,142,736
Less: foreign withholding taxes	(451,368)	(123,221)	—	—

Total investment income	39,537,366	20,538,413	4,854,925	11,142,736
Expenses:
Investment advisory and management fees	1,239,381	575,137	207,820	285,271
Trustees’ fees and expenses	68,644	28,089	8,591	11,685
Reports to shareholders	53,655	34,087	18,571	16,722
Professional fees	40,031	20,744	14,574	18,201
Errors and omissions insurance	29,757	11,742	2,906	4,742
Custodian fees	12,388	3,664	(76)	2,507
Regulatory fees	18,850	13,277	16,797	12,570
ICI dues	16,366	6,322	1,499	2,317
Fidelity bond expense	4,074	1,553	402	652
Securities valuation fees	789	12,698	1,172	33,646

Total expenses	1,483,935	707,313	272,256	388,313

Net investment income	38,053,431	19,831,100	4,582,669	10,754,423
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	(17,040,017)	(2,823,191)	—	602,466
Net realized gain on foreign currency transactions	23,174	4,396	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(19,021,973)	9,600,067	(2,186,235)	26,304,754

Net realized and unrealized gain (loss) on investments	(36,038,816)	6,781,272	(2,186,235)	26,907,220

Net change in net assets resulting from operations	$2,014,615	26,612,372	2,396,434	37,661,643

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2009 (Unaudited) and the Year ended November 30, 2008	2009	2008
From operations:
Net investment income	$38,053,431	79,492,734
Net realized gain (loss)	(17,016,843)	(57,820,117)
Change in net unrealized appreciation or depreciation	(19,021,973)	(1,123,415,380)

Net change in net assets resulting from operations	2,014,615	(1,101,742,763)
Distributions to shareholders from and in excess of:
Net investment income	(39,479,225)	(79,202,497)
Net realized gain	—	(124,286,902)

Total distributions to shareholders	(39,479,225)	(203,489,399)
From Fund share transactions:
Proceeds from shares sold	105,507,100	243,228,293
Reinvestment of distributions	37,649,477	195,566,592

	143,156,577	438,794,885
Less payments for shares redeemed	(143,653,672)	(372,127,017)

Net increase (decrease) in net assets from Fund share transactions	(497,095)	66,667,868

Total increase (decrease) in net assets	(37,961,705)	(1,238,564,294)

Net assets:
Beginning of period	2,562,868,044	3,801,432,338

End of period*	$2,524,906,339	2,562,868,044

* Including undistributed net investment income	34,081,730	35,507,524

Share Information
Sold	2,717,813	4,481,208
Issued in reinvestment of distributions	888,379	3,311,781
Redeemed	(3,828,715)	(7,037,876)

Net increase (decrease)	(222,523)	755,113

See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2009	2008	2009	2008	2009	2008

19,831,100	42,207,720	4,582,669	8,484,660	10,754,423	20,815,295
(2,818,795)	(47,657)	—	—	602,466	1,196,406
9,600,067	(280,058,917)	(2,186,235)	9,669,629	26,304,754	(16,557,999)

26,612,372	(237,898,854)	2,396,434	18,154,289	37,661,643	5,453,702

(21,828,758)	(41,756,823)	(4,582,669)	(8,484,660)	(10,754,423)	(20,815,295)
(1,640)	(38,554,378)	—	—	(1,196,406)	(861,326)

(21,830,398)	(80,311,201)	(4,582,669)	(8,484,660)	(11,950,829)	(21,676,621)

54,100,172	121,440,141	90,641,309	187,437,176	20,089,949	47,758,452
20,816,606	77,183,578	4,432,481	8,244,624	9,316,741	16,700,203

74,916,778	198,623,719	95,073,790	195,681,800	29,406,690	64,458,655
(71,074,166)	(167,225,528)	(68,081,124)	(103,342,050)	(13,671,544)	(35,341,972)

3,842,612	31,398,191	26,992,666	92,339,750	15,735,146	29,116,683

8,624,586	(286,811,864)	24,806,431	102,009,379	41,445,960	12,893,764

1,052,811,386	1,339,623,250	328,756,823	226,747,444	478,633,350	465,739,586

1,061,435,972	1,052,811,386	353,563,254	328,756,823	520,079,310	478,633,350

17,128,085	19,125,743	—	—	—	—

1,208,758	2,236,018	8,797,820	18,561,015	2,355,213	5,702,705
444,513	1,366,133	430,462	819,794	1,099,970	2,006,241
(1,604,808)	(3,188,447)	(6,607,177)	(10,271,516)	(1,622,777)	(4,279,560)

48,463	413,704	2,621,105	9,109,293	1,832,406	3,429,386

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are generally valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets as of May 31, 2009:

	Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Growth Fund	$2,511,837,513	$—	$—	$2,511,837,513
Balanced Fund	606,025,131	446,938,243	—	1,052,963,374
Interim Fund	37,989,289	312,733,098	—	350,722,387
Municipal Bond Fund	2,301,199	514,280,263	—	516,581,462

The Funds did not hold any Level 3 securities or other financial instruments as of November 30, 2008 (the Funds’ most recent fiscal year end) or May 31, 2009.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2009, the Municipal Bond Fund had commitments of $3,263,690 (representing 0.63% of net assets) for when-issued securities.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2008, the Trust’s management completed a review of tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination.

As of May 31, 2009, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for each Fund were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,424,508,910	$1,218,770,284	$(131,441,681)	$1,087,328,603
Balanced Fund	771,105,079	314,296,407	(32,438,112)	281,858,295
Interim Fund	339,031,540	11,768,803	(77,956)	11,690,847
Municipal Bond Fund	494,346,254	22,779,056	(543,848)	22,235,208

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 30, 2009, the Growth Fund declared an ordinary income dividend of $0.58 per share to shareholders of record on June 29, 2009 (reinvestment date June 30, 2009).

On June 30, 2009, the Balanced Fund declared an ordinary income dividend of $0.81 per share to shareholders of record on June 29, 2009 (reinvestment date June 30, 2009).

As of November 30, 2008, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Expiration year	Growth Fund	Interim Fund
2009	$—	1,179,218
2010	—	399,032
2012	—	234,320
2013	—	375,020
2014	—	61,482
2015	—	89,458
2016	57,736,115	—

Total:	$57,736,115	2,338,530

The Interim Fund had a capital loss carryover of $3,819,121 that expired in 2008 and was reclassified from accumulated net realized gain (loss) to paid in capital on the Statement of Assets and Liabilities.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2008, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Undistributed ordinary income	$35,507,524	19,058,873	—	28,716
Undistributed long-term gain	—	1,640	—	1,167,690
Unrealized appreciation (depreciation)	1,106,350,970	272,284,314	13,877,082	(4,069,546)

Total	$1,141,858,494	291,344,827	13,877,082	(2,873,140)

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences may be primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of fund distributions, expiring capital loss carryovers, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

As of November 30, 2008, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Undistributed (Accumulated) Net Investment Income (Loss)
Growth Fund	$—	84,002	(84,002)
Balanced Fund	—	49,297	(49,297)
Interim Fund	(3,819,121)	3,819,121	—

The tax character of distributions for the Municipal Bond Fund (including distributions declared but not yet paid) was as follows for the year ended November 30, 2008:

2008	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Municipal Bond Fund	$20,804,010	$22,246	$850,365	$21,676,621

For the remaining Funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statement of Changes in Net Assets for the year ended November 30, 2008.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2009. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

3.	Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following rates:

Growth Fund	0.20% of the first $100 million of average net assets 0.15% of the next $100 million of average net assets 0.10% of the average net assets in excess of $200 million
Balanced Fund	0.20% of the first $100 million of average net assets 0.15% of the next $100 million of average net assets 0.10% of the average net assets in excess of $200 million
Interim Fund	0.20% of the first $50 million of average net assets 0.15% of the next $50 million of average net assets 0.10% of the average net assets in excess of $100 million
Municipal Bond Fund	0.20% of the first $50 million of average net assets 0.15% of the next $50 million of average net assets 0.10% of the average net assets in excess of $100 million

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

4.	Investment transactions

Investment transactions (exclusive of short-term instruments) for the six months ended May 31, 2009:

Growth Fund
Purchases	$—
Proceeds from sales	29,851,328
Balanced Fund
Purchases	6,177,849
Proceeds from sales	34,095,664
Interim Fund
Purchases	89,563,295
Proceeds from sales	23,000,000
Municipal Bond Fund
Purchases	36,311,882
Proceeds from sales	22,163,204

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$42.27		63.49	56.98	50.06	47.79	43.23
Income from Investment Operations
Net investment income (a)	0.63		1.29	1.20	1.10	0.94	0.96
Net gain (loss) on investments (both realized and unrealized)	(0.45)		(19.12)	6.48	6.83	2.37	4.36

Total from investment operations	0.18		(17.83)	7.68	7.93	3.31	5.32

Less Distributions
Net investment income	(0.65)		(1.31)	(1.17)	(1.01)	(1.04)	(0.76)
Net realized gain	—		(2.08)	—	—	—	—

Total distributions	(0.65)		(3.39)	(1.17)	(1.01)	(1.04)	(0.76)

Net asset value, end of period	$41.80		42.27	63.49	56.98	50.06	47.79

Total Return	0.41	%(b)	(29.57)%	13.65%	16.07%	7.04%	12.41%
Ratios/Supplemental Data
Net assets, end of period (millions)	$2,524.9		2,562.9	3,801.4	3,447.9	3,071.1	2,896.7
Average net asset ratios
Expenses	0.13	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	3.27	%(c)	2.35%	2.00%	2.07%	1.93%	2.11%
Portfolio turnover rate	0	%(c)	2%	4%	2%	1%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Not annualized.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2009 (Unaudited)		2008	2007	2006	2005		2004
Net asset value, beginning of period	$46.64		$60.45	55.94	51.07	50.30		47.19
Income from Investment Operations
Net investment income (a)	0.88		1.83	1.76	1.66	1.53		1.55
Net gain (loss) on investments (both realized and unrealized)	0.37		(12.05)	4.52	4.78	0.82		2.99

Total from investment operations	1.25		(10.22)	6.28	6.44	2.35		4.54

Less Distributions
Net investment income	(0.97)		(1.85)	(1.72)	(1.57)	(1.58)		(1.43)
Net realized gain (b)	—		(1.74)	(0.05)	—	—		—

Total distributions	(0.97)		(3.59)	(1.77)	(1.57)	(1.58)		(1.43)

Net asset value, end of period	$46.92		46.64	60.45	55.94	51.07		50.30

Total Return	2.69	%(c)	(17.88)%	11.49%	12.91%	4.79	%(d)	9.79	%(d)
Ratios/Supplemental Data
Net assets, end of period (millions)	$1,061.4		1,052.8	1,339.6	1,234.5	1,124.1		1,067.3
Average net asset ratios
Expenses	0.14	%(e)	0.13%	0.13%	0.13%	0.14%		0.13%
Net investment income	3.96	%(e)	3.36%	3.06%	3.13%	3.04%		3.18%
Portfolio turnover rate	1	%(e)	4%	9%	4%	3%		3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distribution represent less than $0.01 per share for the six months ended May 31, 2009.

(c)	Not annualized.

(d)	Based upon net asset value of $50.30, as of November 30, 2004 (as calculated for financial reporting purposes, taking into account transactions that occurred on November 30,2004). For shareholder subscriptions and redemptions on November 30,2004, the net asset value was $50.31, which caused the total returns for the year ended November 30, 2005 and the year ended November 30, 2004 to be equivalent to 4.76% and 9.81%, respectively.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2009 (Unauditied)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$10.30		9.94	9.64	9.59	9.81	10.02
Income from Investment Operations
Net investment income	0.14		0.33	0.37	0.35	0.35	0.36
Net gain (loss) on investments (both realized and unrealized)	(0.06)		0.36	0.30	0.05	(0.22)	(0.21)

Total from investment operations	0.08		0.69	0.67	0.40	0.13	0.15

Less Distributions
Net investment income	(0.14)		(0.33)	(0.37)	(0.35)	(0.35)	(0.36)

Total distributions	(0.14)		(0.33)	(0.37)	(0.35)	(0.35)	(0.36)

Net asset value, end of period	$10.24		10.30	9.94	9.64	9.59	9.81

Total Return	0.74	%(a)	7.09%	7.13%	4.30%	1.34%	1.51%
Ratios/Supplemental Data
Net assets, end of period (millions)	$353.6		328.8	226.7	181.1	185.5	199.9
Average net asset ratios
Expenses	0.16	%(b)	0.17%	0.18%	0.19%	0.19%	0.17%
Net investment income	2.67	%(b)	3.28%	3.83%	3.71%	3.60%	3.63%
Portfolio turnover rate	15	%(b)	16%	18%	15%	11%	21%

(a)	Not annualized.

(b)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2009 (Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$8.16		$8.43	8.48	8.47	8.65	8.77
Income from Investment Operations
Net investment income	0.18		0.36	0.37	0.38	0.38	0.38
Net gain (loss) on investments (both realized and unrealized)	0.46		(0.25)	(0.05)	0.01	(0.18)	(0.11)

Total from investment operations	0.64		0.11	0.32	0.39	0.20	0.27

Less Distributions
Net investment income	(0.18)		(0.36)	(0.37)	(0.38)	(0.38)	(0.38)
Net realized gain (a)	(0.02)		(0.02)	—	—	—	(0.01)

Total distributions	(0.20)		(0.38)	(0.37)	(0.38)	(0.38)	(0.39)

Net asset value, end of period	$8.60		8.16	8.43	8.48	8.47	8.65

Total Return	7.93	%(b)	1.30%	3.91%	4.73%	2.33%	3.13%
Ratios/Supplemental Data
Net assets, end of period (millions)	$520.1		478.6	465.7	450.8	444.8	440.8
Average net asset ratios
Expenses	0.16	%(c)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.33	%(c)	4.35%	4.41%	4.46%	4.41%	4.41%
Portfolio turnover rate	9	%(c)	16%	13%	6%	5%	6%

(a)	Distributions represent less than $0.01 per share for the years ended November 30, 2007 and November 30, 2006.

(b)	Not annualized.

(c)	Determined on an annualized basis.

P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not Insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-0740

statefarm.com®

7-2009
190-4059.10-CH AP2008/07/0779 Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date July 27, 2009

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date July 27, 2009